Exhibit 99.8 Schedule 2

ASF Loan Number	Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
2000102059	C	A	A	A	A	A	C	A	Closed	XXXX	2024-09-22 14:50	2024-11-27 14:04	Resolved	1 - Information	C	A	Property	Property Issue	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Resolved-Client provided the necessary docs showing damage present as indicated by inspection, claim for damages, and payouts from the insurance company for work being done. - Due Diligence Vendor-11/27/2024
Ready for Review-Document Uploaded.  - Seller-11/27/2024
Counter-Please provide verification of inspector's license and credentials to verify this is a 3rd party inspection.  - Due Diligence Vendor-09/26/2024
Ready for Review-Document Uploaded.  - Seller-09/24/2024
Open-Property is located in a FEMA Declared Disaster area and requires a post-disaster inspection report showing no damage. Post Disaster Inspection required to verify no change in appraisal valuation. - Due Diligence Vendor-09/22/2024	Ready for Review-Document Uploaded. - Seller-11/27/2024 Ready for Review-Document Uploaded. - Seller-09/24/2024	Resolved-Client provided the necessary docs showing damage present as indicated by inspection, claim for damages, and payouts from the insurance company for work being done. - Due Diligence Vendor-11/27/2024

																												XXXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	FL	Investment	Purchase	NA	N/A	N/A	XXXX
	1000102941			A	A	A	A	A	A	A	A							A	A										ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	NJ	Investment	Purchase	NA
1000102999	C	A	C	A	A	A	A	A	Closed	XXXX	2025-06-05 12:26	2025-06-09 09:51	Resolved	1 - Information	C	A	Credit	Eligibility	Number of Mortgaged Properties and/or aggregate loan balance with lender exceeds max allowable.	Resolved-LOE provided total number of NQM loans are 5 - Due Diligence Vendor-06/09/2025
Ready for Review-Document Uploaded.  - Seller-06/05/2025
Open-Please leave a comment verifying the Number of Mortgaged Properties is XXXX. NQM limit is 10 files. Borrower appears to have XXXX loans with XXXX and to NQM. Unable to determine if all went to NQM - Due Diligence Vendor-06/05/2025	Ready for Review-Document Uploaded. - Seller-06/05/2025	Resolved-LOE provided total number of NQM loans are 5 - Due Diligence Vendor-06/09/2025	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9.33 Years

																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19.94 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months		XXXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	NJ	Investment	Refinance	Cash Out - Other	N/A	N/A	XXXX
1000102999	C	A	C	A	A	A	A	A	Closed	XXXX	2025-06-03 02:03	2025-06-09 09:50	Resolved	1 - Information	B	A	Credit	Missing Doc - Approval Info	Underwriting Summary Not Provided	Resolved-1008/Underwriting Summary is fully present - Due Diligence Vendor-06/09/2025
Ready for Review-Document Uploaded.  - Seller-06/05/2025
Open-1008/Underwriting Summary Not Provided Missing DSCR calculator and BLAAA - Due Diligence Vendor-06/03/2025	Ready for Review-Document Uploaded. - Seller-06/05/2025	Resolved-1008/Underwriting Summary is fully present - Due Diligence Vendor-06/09/2025	Borrower At Current Residence For Five (5) Or More Years - Borrower At Current Residence For Five (5) Or More Years - 9.33 Years

																										Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 19.94 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months		XXXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	NJ	Investment	Refinance	Cash Out - Other	N/A	N/A	XXXX
1000102751	C	A	C	A	A	A	A	A	Closed	XXXX	2025-06-16 08:58	2025-06-17 13:47	Resolved	1 - Information	C	A	Credit	Assets	Insufficient Total Liquid Assets Available for Close	Resolved-Total Liquid Assets Available for Close Resolved - Due Diligence Vendor-06/17/2025
Ready for Review-Document Uploaded.  - Seller-06/16/2025
																							Open-Total Liquid Assets Available for Close of $XXXX is less than Total Cash to Close $XXXX. Assets are short to closed by $XXXX - Due Diligence Vendor-06/16/2025	Ready for Review-Document Uploaded. - Seller-06/16/2025	Resolved-Total Liquid Assets Available for Close Resolved - Due Diligence Vendor-06/17/2025	Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 60% Is Below The Guideline Maximum Of 75% By Ten Percent (10%) Or More		XXXX	ATR/QM: Not Applicable	ATR/QM: Not Applicable	XXXX	NJ	Investment	Purchase	NA	N/A	N/A	XXXX